Commitments and Contingencies Deferred Warranty Revenue (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Deferred Revenue Arrangement [Line Items]
Deferred revenue extended warranties, current	$ 155,000
Deferred revenue extended warranties, noncurrent	59,000
Deferred Costs, Service Revenue	56,000	$ 154,000
Deferred revenue [Member]
Deferred Revenue Arrangement [Line Items]
Deferred Revenue, period start	739,000	1,109,000
Standard and Extended Product Warranty Accrual, Decrease for Payments	760,000	817,000
Standard and Extended Product Warranty Accrual, Increase for Warranties Issued	369,000	447,000
Standard Product Warranty Accrual, Period Increase (Decrease)	(134,000)
Deferred Revenue, period end	$ 214,000	$ 739,000